FAIR VALUE OF ASSETS AND LIABILITIES - Assets measured at fair value on a recurring basis (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Other financial assets	$ 30,914	$ 38,319
Derivative financial instruments	3,444,239	6,252,270
Investment property	5,423,018	4,709,911	$ 3,994,058
Investments in associates	1,812,781	1,670,782
Fair value through profit or loss
Assets
Debt instruments	17,020,038	12,096,407
Fair value through other comprehensive income
Assets
Debt instruments	5,350,499	6,148,177
Recurring Fair Value
Assets
Debt instruments	22,370,537	18,244,584
Equity securities	632,732	543,210
Other financial assets	30,914	38,319
Derivative financial instruments	3,444,239	6,252,270
Investment property	5,423,018	4,709,911
Investments in associates	1,812,781	1,670,782
Total	33,714,221	31,459,076
Recurring Fair Value | Forwards
Assets
Derivative financial instruments	1,908,642	4,384,921
Recurring Fair Value | Forwards | Foreign exchange contracts
Assets
Derivative financial instruments	1,907,739	4,381,906
Recurring Fair Value | Forwards | Equity contracts
Assets
Derivative financial instruments	903	3,015
Recurring Fair Value | Swaps
Assets
Derivative financial instruments	1,431,497	1,656,761
Recurring Fair Value | Swaps | Foreign exchange contracts
Assets
Derivative financial instruments	1,176,991	1,304,337
Recurring Fair Value | Swaps | Interest rate contracts
Assets
Derivative financial instruments	254,506	352,424
Recurring Fair Value | Options
Assets
Derivative financial instruments	104,100	210,588
Recurring Fair Value | Options | Foreign exchange contracts
Assets
Derivative financial instruments	104,100	210,588
Recurring Fair Value | Land
Assets
Investment property	499,366	325,394
Recurring Fair Value | Buildings
Assets
Investment property	4,923,652	4,384,517
Recurring Fair Value | Fair value through profit or loss
Assets
Debt instruments	17,020,038	12,096,407
Recurring Fair Value | Fair value through profit or loss | Securities issued by the Colombian Government
Assets
Debt instruments	6,925,175	4,725,605
Recurring Fair Value | Fair value through profit or loss | Securities issued or secured by government entities
Assets
Debt instruments	170,731	84,990
Recurring Fair Value | Fair value through profit or loss | Securities issued by other financial institutions
Assets
Debt instruments	779,169	774,178
Recurring Fair Value | Fair value through profit or loss | Securities issued by foreign governments
Assets
Debt instruments	8,895,126	6,274,400
Recurring Fair Value | Fair value through profit or loss | Corporate bonds
Assets
Debt instruments	249,837	237,234
Recurring Fair Value | Fair value through other comprehensive income
Assets
Debt instruments	5,350,499	6,148,177
Recurring Fair Value | Fair value through other comprehensive income | Securities issued by the Colombian Government
Assets
Debt instruments	2,578,915	2,725,722
Recurring Fair Value | Fair value through other comprehensive income | Securities issued by other financial institutions
Assets
Debt instruments	364,665	373,306
Recurring Fair Value | Fair value through other comprehensive income | Securities issued by foreign governments
Assets
Debt instruments	1,741,944	2,437,996
Recurring Fair Value | Fair value through other comprehensive income | Corporate bonds
Assets
Debt instruments	664,975	611,153
Recurring Fair Value | Level 1
Assets
Debt instruments	14,072,798	10,175,252
Equity securities	37,638	89,128
Derivative financial instruments	92,584	130,798
Total	14,203,020	10,395,178
Recurring Fair Value | Level 1 | Swaps
Assets
Derivative financial instruments	92,124	130,792
Recurring Fair Value | Level 1 | Swaps | Interest rate contracts
Assets
Derivative financial instruments	92,124	130,792
Recurring Fair Value | Level 1 | Options
Assets
Derivative financial instruments	460	6
Recurring Fair Value | Level 1 | Options | Foreign exchange contracts
Assets
Derivative financial instruments	460	6
Recurring Fair Value | Level 1 | Fair value through profit or loss
Assets
Debt instruments	12,156,276	8,151,108
Recurring Fair Value | Level 1 | Fair value through profit or loss | Securities issued by the Colombian Government
Assets
Debt instruments	5,969,903	4,363,135
Recurring Fair Value | Level 1 | Fair value through profit or loss | Securities issued or secured by government entities
Assets
Debt instruments	18,291
Recurring Fair Value | Level 1 | Fair value through profit or loss | Securities issued by other financial institutions
Assets
Debt instruments	170,884	41,003
Recurring Fair Value | Level 1 | Fair value through profit or loss | Securities issued by foreign governments
Assets
Debt instruments	5,878,849	3,621,960
Recurring Fair Value | Level 1 | Fair value through profit or loss | Corporate bonds
Assets
Debt instruments	118,349	125,010
Recurring Fair Value | Level 1 | Fair value through other comprehensive income
Assets
Debt instruments	1,916,522	2,024,144
Recurring Fair Value | Level 1 | Fair value through other comprehensive income | Securities issued by the Colombian Government
Assets
Debt instruments	57,981	61,427
Recurring Fair Value | Level 1 | Fair value through other comprehensive income | Securities issued by other financial institutions
Assets
Debt instruments	198,997	224,049
Recurring Fair Value | Level 1 | Fair value through other comprehensive income | Securities issued by foreign governments
Assets
Debt instruments	1,595,089	1,675,193
Recurring Fair Value | Level 1 | Fair value through other comprehensive income | Corporate bonds
Assets
Debt instruments	64,455	63,475
Recurring Fair Value | Level 2
Assets
Debt instruments	8,112,981	5,312,024
Equity securities	206,450	69,400
Derivative financial instruments	2,107,460	4,718,315
Total	10,426,891	10,099,739
Recurring Fair Value | Level 2 | Forwards
Assets
Derivative financial instruments	838,908	3,308,410
Recurring Fair Value | Level 2 | Forwards | Foreign exchange contracts
Assets
Derivative financial instruments	838,005	3,308,258
Recurring Fair Value | Level 2 | Forwards | Equity contracts
Assets
Derivative financial instruments	903	152
Recurring Fair Value | Level 2 | Swaps
Assets
Derivative financial instruments	1,219,129	1,272,926
Recurring Fair Value | Level 2 | Swaps | Foreign exchange contracts
Assets
Derivative financial instruments	1,068,857	1,066,915
Recurring Fair Value | Level 2 | Swaps | Interest rate contracts
Assets
Derivative financial instruments	150,272	206,011
Recurring Fair Value | Level 2 | Options
Assets
Derivative financial instruments	49,423	136,979
Recurring Fair Value | Level 2 | Options | Foreign exchange contracts
Assets
Derivative financial instruments	49,423	136,979
Recurring Fair Value | Level 2 | Fair value through profit or loss
Assets
Debt instruments	4,769,829	3,852,286
Recurring Fair Value | Level 2 | Fair value through profit or loss | Securities issued by the Colombian Government
Assets
Debt instruments	955,272	362,470
Recurring Fair Value | Level 2 | Fair value through profit or loss | Securities issued or secured by government entities
Assets
Debt instruments	152,440	84,990
Recurring Fair Value | Level 2 | Fair value through profit or loss | Securities issued by other financial institutions
Assets
Debt instruments	534,039	654,446
Recurring Fair Value | Level 2 | Fair value through profit or loss | Securities issued by foreign governments
Assets
Debt instruments	3,016,277	2,652,440
Recurring Fair Value | Level 2 | Fair value through profit or loss | Corporate bonds
Assets
Debt instruments	111,801	97,940
Recurring Fair Value | Level 2 | Fair value through other comprehensive income
Assets
Debt instruments	3,343,152	1,459,738
Recurring Fair Value | Level 2 | Fair value through other comprehensive income | Securities issued by the Colombian Government
Assets
Debt instruments	2,520,934
Recurring Fair Value | Level 2 | Fair value through other comprehensive income | Securities issued by other financial institutions
Assets
Debt instruments	115,647	149,257
Recurring Fair Value | Level 2 | Fair value through other comprehensive income | Securities issued by foreign governments
Assets
Debt instruments	146,855	762,803
Recurring Fair Value | Level 2 | Fair value through other comprehensive income | Corporate bonds
Assets
Debt instruments	559,716	547,678
Recurring Fair Value | Level 3
Assets
Debt instruments	184,758	2,757,308
Equity securities	388,644	384,682
Other financial assets	30,914	38,319
Derivative financial instruments	1,244,195	1,403,157
Investment property	5,423,018	4,709,911
Investments in associates	1,812,781	1,670,782
Total	9,084,310	10,964,159
Recurring Fair Value | Level 3 | Forwards
Assets
Derivative financial instruments	1,069,734	1,076,511
Recurring Fair Value | Level 3 | Forwards | Foreign exchange contracts
Assets
Derivative financial instruments	1,069,734	1,073,648
Recurring Fair Value | Level 3 | Forwards | Equity contracts
Assets
Derivative financial instruments		2,863
Recurring Fair Value | Level 3 | Swaps
Assets
Derivative financial instruments	120,244	253,043
Recurring Fair Value | Level 3 | Swaps | Foreign exchange contracts
Assets
Derivative financial instruments	108,134	237,422
Recurring Fair Value | Level 3 | Swaps | Interest rate contracts
Assets
Derivative financial instruments	12,110	15,621
Recurring Fair Value | Level 3 | Options
Assets
Derivative financial instruments	54,217	73,603
Recurring Fair Value | Level 3 | Options | Foreign exchange contracts
Assets
Derivative financial instruments	54,217	73,603
Recurring Fair Value | Level 3 | Land
Assets
Investment property	499,366	325,394
Recurring Fair Value | Level 3 | Buildings
Assets
Investment property	4,923,652	4,384,517
Recurring Fair Value | Level 3 | Fair value through profit or loss
Assets
Debt instruments	93,933	93,013
Recurring Fair Value | Level 3 | Fair value through profit or loss | Securities issued by other financial institutions
Assets
Debt instruments	74,246	78,729
Recurring Fair Value | Level 3 | Fair value through profit or loss | Corporate bonds
Assets
Debt instruments	19,687	14,284
Recurring Fair Value | Level 3 | Fair value through other comprehensive income
Assets
Debt instruments	90,825	2,664,295
Recurring Fair Value | Level 3 | Fair value through other comprehensive income | Securities issued by the Colombian Government
Assets
Debt instruments		$ 2,664,295
Recurring Fair Value | Level 3 | Fair value through other comprehensive income | Securities issued by other financial institutions
Assets
Debt instruments	50,021
Recurring Fair Value | Level 3 | Fair value through other comprehensive income | Corporate bonds
Assets
Debt instruments	$ 40,804